Off-balance sheet arrangements (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Off-balance sheet arrangements
Operating lease obligations	€ 27,704	€ 26,346	€ 27,263
Purchase commitments	199,492	65,246	27,579
Total contractual obligations and commitments	227,197	91,592	54,842
Less than1 year
Off-balance sheet arrangements
Operating lease obligations	4,722	4,150	4,114
Purchase commitments	106,516	53,010	27,084
Total contractual obligations and commitments	111,238	57,160	31,198
1-3 years
Off-balance sheet arrangements
Operating lease obligations	10,024	7,820	6,494
Purchase commitments	52,632	11,233	495
Total contractual obligations and commitments	62,656	19,053	6,989
3-5 years
Off-balance sheet arrangements
Operating lease obligations	6,234	6,010	5,504
Purchase commitments	40,344	1,002
Total contractual obligations and commitments	46,578	7,012	5,504
More than 5 years
Off-balance sheet arrangements
Operating lease obligations	6,724	8,366	11,151
Total contractual obligations and commitments	6,724	8,366	11,151
Collaboration Agreement For Filgotinib [Member] | Gilead Sciences, Inc
Off-balance sheet arrangements
Purchase commitments	20,300	10,100	2,000
Total contractual obligations and commitments	€ 74,000	€ 129,000	€ 199,000